OTHER PAYABLES AND ACCRUED EXPENSES (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
OTHER PAYABLES AND ACCRUED EXPENSES [Abstract]
Other taxes payable	$ 155,354	$ 405,705
Accrued payroll & welfare	35,110	18,119
Accrued expense & liability	802,059	645,810
Deposits of purchasing materials		477,859
Interest payable	583,035
Others	47,400	2,255
Other payables and accrued expenses	$ 1,622,958	$ 1,549,748